Quarterly Report
May 31, 2019
MFS®  Mid Cap Growth Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 3.6%
FLIR Systems, Inc.	1,040,310	$50,278,182
Harris Corp.	482,282	90,278,368
TransDigm Group, Inc. (a)	108,560	47,869,532
		$188,426,082
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	112,440	$19,840,038
Automotive – 2.2%
Copart, Inc. (a)	1,535,480	$109,756,110
WABCO Holdings, Inc. (a)	40,536	5,306,568
		$115,062,678
Biotechnology – 1.8%
Biomarin Pharmaceutical, Inc. (a)	240,835	$19,806,270
Bio-Techne Corp.	380,269	75,312,276
		$95,118,546
Broadcasting – 0.7%
Netflix, Inc. (a)	112,709	$38,690,745
Brokerage & Asset Managers – 2.9%
Apollo Global Management LLC, “A”	1,074,431	$31,599,016
E*TRADE Financial Corp.	438,585	19,648,608
NASDAQ, Inc.	990,733	89,800,039
Tradeweb Markets, Inc.	235,205	10,605,393
		$151,653,056
Business Services – 17.9%
CoStar Group, Inc. (a)	118,822	$60,556,444
Fidelity National Information Services, Inc.	423,275	50,919,982
Fiserv, Inc. (a)	1,119,411	96,112,628
FleetCor Technologies, Inc. (a)	281,473	72,679,143
Global Payments, Inc.	879,982	135,552,427
MSCI, Inc.	402,465	88,546,325
Total System Services, Inc.	781,221	96,504,230
TransUnion	1,139,803	74,702,689
Tyler Technologies, Inc. (a)	185,076	39,485,965
Verisk Analytics, Inc., “A”	814,470	114,025,800
Worldpay, Inc. (a)	781,742	95,091,097
		$924,176,730
Cable TV – 0.9%
Altice USA, Inc.	2,021,692	$47,489,545
Chemicals – 0.8%
Ingevity Corp. (a)	441,923	$38,756,647
Computer Software – 5.8%
Autodesk, Inc. (a)	565,873	$91,054,624
Black Knight, Inc. (a)	279,564	15,848,483
Cadence Design Systems, Inc. (a)	1,768,429	112,419,032
DocuSign, Inc. (a)	241,892	13,560,466
PTC, Inc. (a)	824,700	69,324,282
		$302,206,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 6.5%
Constellation Software, Inc.	41,906	$36,286,702
Guidewire Software, Inc. (a)	472,256	47,471,173
NICE Systems Ltd., ADR (a)	471,686	65,965,287
Pluralsight, Inc., “A” (a)	261,128	8,319,538
ServiceNow, Inc. (a)	346,893	90,861,683
Square, Inc., “A” (a)	459,927	28,492,478
SS&C Technologies Holdings, Inc.	1,065,943	59,319,728
		$336,716,589
Construction – 3.4%
Lennox International, Inc.	248,745	$65,696,042
Pool Corp.	186,208	33,476,474
Vulcan Materials Co.	598,992	74,820,091
		$173,992,607
Consumer Products – 0.3%
Scotts Miracle-Gro Co.	172,891	$15,478,931
Consumer Services – 3.6%
Bright Horizons Family Solutions, Inc. (a)	1,369,714	$187,733,001
Containers – 0.2%
CCL Industries, Inc.	234,470	$10,680,910
Electrical Equipment – 5.4%
AMETEK, Inc.	1,342,237	$109,915,788
Amphenol Corp., “A”	791,339	68,846,493
Littlefuse, Inc.	212,512	34,684,084
Mettler-Toledo International, Inc. (a)	90,425	65,385,413
		$278,831,778
Electronics – 2.0%
Monolithic Power Systems, Inc.	553,667	$64,474,522
Silicon Laboratories, Inc. (a)	396,749	37,123,804
		$101,598,326
Energy - Independent – 0.6%
Diamondback Energy, Inc.	214,328	$21,017,003
Parsley Energy, Inc., “A” (a)	611,595	10,904,739
		$31,921,742
Entertainment – 0.3%
World Wrestling Entertainment, Inc., “A”	199,250	$14,493,445
Food & Beverages – 1.0%
Beyond Meat, Inc. (a)	84,464	$8,794,392
Chr. Hansen Holding A.S.	394,748	41,111,044
		$49,905,436
Gaming & Lodging – 0.8%
Flutter Entertainment PLC	121,962	$8,690,057
Vail Resorts, Inc.	93,645	20,143,976
Wynn Resorts Ltd.	119,860	12,864,574
		$41,698,607

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 2.8%
Dollar Tree, Inc. (a)	617,550	$62,736,904
Five Below, Inc. (a)	622,704	80,160,686
		$142,897,590
Insurance – 1.6%
Aon PLC	448,206	$80,708,454
Internet – 2.1%
IAC/InterActiveCorp (a)	254,037	$56,104,072
Match Group, Inc.	270,839	18,593,097
Pinterest, Inc. (a)	395,525	9,856,483
Wix.com Ltd. (a)	167,616	23,020,381
		$107,574,033
Leisure & Toys – 2.0%
Electronic Arts, Inc. (a)	443,315	$41,263,760
Take-Two Interactive Software, Inc. (a)	570,969	61,750,298
		$103,014,058
Machinery & Tools – 2.8%
IDEX Corp.	204,587	$31,242,481
Roper Technologies, Inc.	305,697	105,135,312
Xylem, Inc.	134,532	9,984,965
		$146,362,758
Medical & Health Technology & Services – 2.1%
Guardant Health, Inc. (a)	33,331	$2,562,487
Henry Schein, Inc. (a)	285,912	18,429,888
ICON PLC (a)	434,242	61,471,298
IDEXX Laboratories, Inc. (a)	101,212	25,279,721
		$107,743,394
Medical Equipment – 9.0%
Align Technology, Inc. (a)	45,307	$12,883,046
Cooper Cos., Inc.	194,741	57,991,922
DexCom, Inc. (a)	134,608	16,327,950
Edwards Lifesciences Corp. (a)	224,302	38,288,352
Masimo Corp. (a)	263,710	34,477,445
PerkinElmer, Inc.	1,503,377	129,801,570
QIAGEN N.V. (a)	1,120,975	42,686,728
STERIS PLC	793,501	106,075,214
West Pharmaceutical Services, Inc.	248,290	28,454,034
		$466,986,261
Other Banks & Diversified Financials – 0.7%
First Republic Bank	395,481	$38,369,567
Pharmaceuticals – 1.1%
Elanco Animal Health, Inc. (a)	1,863,338	$58,285,213
Printing & Publishing – 1.8%
IHS Markit Ltd. (a)	1,599,976	$91,822,623
Railroad & Shipping – 1.4%
Kansas City Southern Co.	621,987	$70,458,687
Real Estate – 1.4%
Extra Space Storage, Inc., REIT	689,818	$73,920,897

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.5%
Chipotle Mexican Grill, Inc., “A” (a)	94,276	$62,219,332
Domino's Pizza, Inc.	108,984	30,461,028
Dunkin Brands Group, Inc.	527,628	39,160,550
		$131,840,910
Specialty Chemicals – 0.2%
Axalta Coating Systems Ltd. (a)	451,039	$10,603,927
Specialty Stores – 4.0%
BJ's Wholesale Club Holdings, Inc. (a)	490,904	$12,262,782
Lululemon Athletica, Inc. (a)	284,559	47,120,125
O'Reilly Automotive, Inc. (a)	149,138	55,385,379
Ross Stores, Inc.	383,382	35,650,692
Tractor Supply Co.	553,185	55,749,984
		$206,168,962
Telecommunications - Wireless – 1.8%
SBA Communications Corp., REIT (a)	425,470	$92,075,963
Total Common Stocks		$5,093,305,623
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 2.46% (v)	125,789,077	$125,789,077

Other Assets, Less Liabilities – (0.9)%		(44,274,380)
Net Assets – 100.0%		$5,174,820,320
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $125,789,077 and $5,093,305,623, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,803,393,215	$—	$—	$4,803,393,215
Israel	88,985,669	—	—	88,985,669
Ireland	61,471,298	8,690,057	—	70,161,355
Canada	46,967,612	—	—	46,967,612
Germany	42,686,728	—	—	42,686,728
Denmark	—	41,111,044	—	41,111,044
Mutual Funds	125,789,077	—	—	125,789,077
Total	$5,169,293,599	$49,801,101	$—	$5,219,094,700
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$77,771,037	$1,469,590,112	$1,421,566,738	$(5,615)	$281	$125,789,077
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,854,955	$—